Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Schedule of activity under the 2007 Stock Option Plan

(in thousands except exercise price)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2011	38,195	$1.05	$25,046	5.7
Granted	—
Exercised	(150)	$1.00	$60
Forfeited or expired	(698)	$1.20

Outstanding at September 30, 2012	37,347	$1.05	$14,009	4.9

Exercisable at September 30, 2012	29,546	$1.02	$11,495	4.8

Remaining authorized options available for issue	6,339

(in thousands except exercise price and years)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2009	37,527	$1.00	$35,651	7.5

Granted	2,708	1.83
Exercised	(28)	1.00	$23
Forfeited or expired	(684)	1.00

Outstanding at December 31, 2010	39,523	$1.06	$37,315	6.8

Granted	—
Exercised	(41)	1.00	$29
Forfeited or expired	(1,287)	1.11

Outstanding at December 31, 2011	38,195	$1.05	$25,046	5.7

Exercisable at December 31, 2011	30,066	$1.02	$20,649	5.6

Expected to Vest at December 31, 2011	7,904	$1.17	$4,305	6.2

Remaining authorized options not yet issued	5,710